Note 15 - Fair Value Measurement and Financial Instruments 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
As of September 30, 2023	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$704	$—	$—
PIPE Warrant liability	—	—	59
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	1,182
Total Warrant Liabilities	$704	$—	$1,241
Sponsor Earnout Liability	$—	$—	$223
As of December 31, 2022	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$1,833	$—	$—
PIPE Warrant liability	—	—	311
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	6,191
Total Warrant Liabilities	$1,833	$—	$6,502
Sponsor Earnout Liability	$—	$—	$1,353

As of December 31, 2022	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$1,833	$—	$—
PIPE Warrant liability	—	—	311
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	6,191
Total Warrant Liabilities	$1,833	$—	$6,502
Sponsor Earnout liability	$—	$—	$1,353
As of December 31, 2021	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities measured at fair value
Cantor Loan	$—	$—	$7,522
Columbia Warrant liability	—	—	143,237
Liabilities for which fair values are disclosed
Notes	$—	$180,356	$—
Promissory notes	—	40,925	—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Columbia Warrant	Sponsor Earnout	Forfeiture Earnout	Cantor Loan
At June 30, 2022	$15,377	$952	$—	$3,111	$—	$—
Issues	—	—	—	—	—	—
Remeasurement (gain)/loss	(4,026)	(415)	—	(537)	—	—
Write-off of deferred costs	—	—	—	—	—	—
Settlements	—	—	—	—	—	—
At September 30, 2022	$11,351	$537	$—	$2,574	$—	$—

At June 30, 2023	$2,339	$109	$—	$504	$—	$—
Remeasurement (gain)/loss	(1,157)	(50)	—	(281)	—	—
At September 30, 2023	$1,182	$59	$—	$223	$—	$—
	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Columbia Warrant	Sponsor Earnout	Forfeiture Earnout	Cantor Loan
At January 1, 2022	$—	$—	$143,237	$—	$—	$7,522
Issues	30,853	1,312	—	8,022	6,135	—
Remeasurement (gain)/loss (1)	(19,502)	(775)	(18,635)	(5,448)	(5,130)	489
Write-off of deferred costs	—	—	203	—	—	—
Settlements (2)	—	—	(124,805)	—	(1,005)	(8,011)
At September 30, 2022	$11,351	$537	$—	$2,574	$—	$—

At January 1, 2023	$6,191	$311	$—	$1,353	$—	$—
Remeasurement (gain)/loss (1)	(5,009)	(252)	—	(1,130)	—	—
At September 30, 2023	$1,182	$59	$—	$223	$—	$—

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Columbia Warrant	Sponsor Earnout	Forfeiture Earnout	Cantor Loan
At January 1, 2021	$—	$—	$—	$—	$—	$—
Issues	—	—	161,432	—	—	7,513
Remeasurement (gain)/loss(1)	—	—	(17,992)	—	—	9
Amortization of deferred costs	—	—	(203)	—	—	—
At December 31, 2021	—	—	143,237	—	—	7,522
Issues	30,853	1,312	—	8,022	6,135	—
Remeasurement (gain)/loss(1)	(24,662)	(1,001)	(18,635)	(6,669)	(5,130)	488
Write-off of deferred costs	—	—	203	—	—	—
Settlements (2)	—	—	(124,805)	—	(1,005)	(8,010)
At December 31, 2022	$6,191	$311	$—	$1,353	$—	$—